SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net income attributable to Progressive				$ 2,615.3	$ 1,592.2	$ 1,031.0
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation				77.2	95.4	85.2
Changes in:
Accounts payable, accrued expenses, and other liabilities				746.6	400.0	308.9
Income taxes				(158.7)	(172.6)	(55.7)
Other, net				(57.7)	(134.8)	(90.2)
Net cash provided by operating activities				6,284.8	3,756.8	2,732.7
Cash Flows From Investing Activities:
Payments to Acquire Additional Interest in Subsidiaries				296.9	0.0	0.0
Net cash used in investing activities				(7,331.8)	(3,406.7)	(2,480.7)
Cash Flows From Financing Activities:
Net proceeds from debt issuance				1,134.0	841.1	495.6
Net proceeds from preferred stock issuance				493.9	0.0	0.0
Reacquisitions of debt				0.0	(635.6)	(18.2)
Dividends paid to shareholders		$ (654.9)	$ (395.4)	(654.9)	(395.4)	(519.0)
Dividends paid to preferred shareholders				(13.5)	0.0	0.0
Acquisition of treasury shares for restricted stock tax liabilities				(78.6)	(57.6)	(25.1)
Acquisition of treasury shares acquired in open market				(0.4)	(4.9)	(167.4)
Tax benefit from vesting of equity-based compensation				0.0	0.0	9.2
Net cash provided by (used in) financing activities				846.7	(300.9)	(250.4)
Change in cash, cash equivalents, and restricted cash				(200.3)	48.9	2.0
Cash, cash equivalents, and restricted cash - Beginning of year				275.3	226.4	224.4
Cash, cash equivalents, and restricted cash - End of year				75.0	275.3	226.4
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive				2,615.3	1,592.2	1,031.0
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries				(1,770.7)	(866.3)	(741.9)
Amortization of equity-based compensation				2.4	2.1	2.2
(Gains) losses on extinguishment of debt				0.0	(0.2)	(1.6)
Changes in:
Intercompany receivable				77.5	(71.3)	(37.3)
Accounts payable, accrued expenses, and other liabilities				(29.6)	53.6	24.2
Income taxes				(14.2)	37.3	(5.0)
Other, net				47.8	(22.6)	(13.3)
Net cash provided by operating activities				928.5	724.8	258.3
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries				(178.3)	(86.7)	(112.0)
Payments to Acquire Additional Interest in Subsidiaries				287.9	0.0	0.0
Acquisition of business				0.0	(18.7)	0.0
(Paid to) received from investment subsidiary				(1,192.8)	(344.2)	78.6
Net cash used in investing activities				(1,659.0)	(449.6)	(33.4)
Cash Flows From Financing Activities:
Net proceeds from debt issuance				1,134.0	841.1	495.6
Net proceeds from preferred stock issuance				493.9	0.0	0.0
Reacquisitions of debt				0.0	(594.4)	(18.2)
Dividends paid to shareholders				(654.9)	(395.4)	(519.0)
Dividends paid to preferred shareholders				(13.5)	0.0	0.0
Acquisition of treasury shares for restricted stock tax liabilities				(78.6)	(57.6)	(25.1)
Acquisition of treasury shares acquired in open market				(0.4)	(4.9)	(167.4)
Loan to ARX Holding Corp.	[1]			(150.0)	(64.0)	0.0
Tax benefit from vesting of equity-based compensation				0.0	0.0	9.2
Net cash provided by (used in) financing activities				730.5	(275.2)	(224.9)
Change in cash, cash equivalents, and restricted cash				0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - Beginning of year				0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - End of year				$ 0.0	$ 0.0	$ 0.0

[1]	See Note 4 – Debt in our Annual Report.